OTHER OPERATING REVENUES	12 Months Ended
Dec. 31, 2020
OTHER OPERATING REVENUES
OTHER OPERATING REVENUES	4. OTHER OPERATING REVENUES

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Sale of materials and others	58,623	58,886	55,441
Rental income	1,079	1,231	1,087
	59,702	60,117	56,528